October 9, 2020

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Dupree Mutual Funds; File Nos. 2-64233 and 811-2918

Ladies and Gentlemen:

On behalf of Dupree Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Form N-CSR/A, which amends the Form N-CSR filed on August 26, 2020. The purpose of this filing is to correct an error in the Statement of Operations and Statement of Changes in Net Assets for the North Carolina Tax-Free Income Series. The Trust will concurrently file an amended Form N-CEN.

If you have any questions, please contact Michael Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Thompson Hine LLP